Related Party Transactions and Licensing / Research Agreements (Details Textual) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended		2 Months Ended	9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended			1 Months Ended				9 Months Ended	12 Months Ended	2 Months Ended
	Aug. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Sep. 30, 2014 Scenario, Forecast [Member]	Dec. 31, 2013 Subsequent Event [Member]	Sep. 30, 2014 Fixed Research Fee [Member] Scenario, Forecast [Member]	Dec. 31, 2013 Fixed Research Fee [Member] Subsequent Event [Member]	Aug. 31, 2013 Services Reimbursement [Member]	Mar. 31, 2013 Services Reimbursement [Member]	Feb. 28, 2013 Services Reimbursement [Member]	Sep. 30, 2014 Services Reimbursement [Member]	Dec. 31, 2013 Services Reimbursement [Member]	Dec. 31, 2012 Services Reimbursement [Member]	Dec. 31, 2013 Services Reimbursement [Member] Subsequent Event [Member]	Sep. 30, 2014 Services Reimbursement [Member] Minimum [Member]	Dec. 31, 2013 Services Reimbursement [Member] Minimum [Member]	Sep. 30, 2014 Services Reimbursement [Member] Maximum [Member]	Dec. 31, 2013 Services Reimbursement [Member] Maximum [Member]	Sep. 30, 2014 Statement Of Work Agreement [Member]	Dec. 31, 2013 Statement Of Work Agreement [Member]	Dec. 31, 2013 Statement Of Work Agreement [Member] Monthly Installment [Member]	Oct. 04, 2013 Series A Preferred Stock [Member]	Feb. 28, 2013 Series A Preferred Stock [Member] Technology License And Services Agreement [Member]	Feb. 28, 2013 Series A Preferred Stock [Member] Technology License And Services Agreement [Member] Minimum [Member]	Aug. 31, 2013 Series A Preferred Stock [Member] Services Reimbursement [Member]	Jul. 31, 2013 Series A Preferred Stock [Member] Services Reimbursement [Member]	Sep. 30, 2014 Series B Preferred Stock [Member] Fixed Research Fee [Member]	Dec. 31, 2013 Series B Preferred Stock [Member] Fixed Research Fee [Member]	Feb. 28, 2013 President [Member]	Sep. 30, 2014 Director [Member]	Dec. 31, 2013 Director [Member]
Related Party Transaction [Line Items]
Professional Fees																																$ 41,667
Equity Method Investment, Ownership Percentage																																	40.80%	41.50%
Proceeds from Issuance of Preferred Stock and Preference Stock																										8,000,000	8,000,000			25,000,000	25,000,000
Technology Services Costs																1,198,696
Additional Technology Services Costs													266,666
Research and Development Expense, Total		368,221	0	774,189	0		1,000,000	1,000,000	1,000,000	1,000,000
Research Fee Subsequent Terms						5 years
Royalties Percentage														5.00%	5.00%			2.00%	2.00%	5.00%	5.00%
Royalty Expense												409,549					60,349												60,349
Royalty Prepaid											520,252																	520,252
Compensation Related To Product Development And Negotiation Of Agreements Per Month	9,000
Payments to Acquire Productive Assets, Total																							1,645,470	137,123
Development Cost Payment Term																								12 months
Additional Payments To Acquire Productive Assets																							877,300
Payment For Personnel And Research Services																							251,939
Prepaid Royalties																									48,600
Payment For Clinical Activities Product Commercialization																						$ 465,000